Equity Incentive Plans (Details) - Schedule of Statements of Operations and Comprehensive Income (Loss) Stock-based Compensation Expense - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of Statements of Operations and Comprehensive Income (Loss) [Line Items]
Total stock-based compensation expense	$ 12,705	$ 3,856	$ 15,476	$ 3,290
Cost of Revenue [Member]
Schedule of Statements of Operations and Comprehensive Income (Loss) [Line Items]
Total stock-based compensation expense		11	31	14
Research and Development [Member]
Schedule of Statements of Operations and Comprehensive Income (Loss) [Line Items]
Total stock-based compensation expense	501	542	1,842	759
Selling,General and Administrative [Member]
Schedule of Statements of Operations and Comprehensive Income (Loss) [Line Items]
Total stock-based compensation expense	$ 12,204	$ 3,303	$ 13,603	$ 2,517